Acquisitions and Other Transactions - G Mining Ventures Corp. Term Loan and Equity Investment, Term Loan with EMX Royalty Corporation and Solgold (Details)
$ / shares in Units, $ in Millions, $ in Millions
	Jul. 29, 2025	Dec. 04, 2024 USD ($) shares	Dec. 04, 2024 CAD ($) $ / shares shares	Aug. 09, 2024 USD ($)	Jul. 15, 2024 $ / shares	Jul. 12, 2024 USD ($)	Jul. 12, 2024 $ / shares	Apr. 19, 2024 USD ($)	May 13, 2024 USD ($)	Jan. 29, 2024 USD ($)
EMX Royalty Corporation
Disclosure of detailed information about business combination [line items]
Commitment fee (as a percent)				1.00%
Loans receivable | EMX Royalty Corporation
Disclosure of detailed information about business combination [line items]
Notional amount				$ 35.0
SolGold Term Loan
Disclosure of detailed information about business combination [line items]
Notional amount									$ 10.0
G Mining Ventures Corp, Tocantinzinho Project, Brazil
Disclosure of detailed information about business combination [line items]
Notional amount								$ 33.0		$ 42.0
Term of the loan								6 years
Percentage of fee on undrawn amounts								1.00%
Percentage of original issue discount								2.00%
Total cost of shares acquired		$ 15.5	$ 21.9			$ 25.0
Number of shares acquired | shares		2,875,000	2,875,000
Price per share | $ / shares			$ 7.6		$ 9.116		$ 2.279
G Mining Ventures Corp, Tocantinzinho Project, Brazil | SOFR
Disclosure of detailed information about business combination [line items]
Spread on variable rate (as a percent)								5.75%
Interest rate after completion of test	4.75%